Subsequent Events	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 12 – SUBSEQUENT EVENTS

On December 26, 2017, the Company’s Board of Directors approved a 3 for 1 common stock dividend of the Company’s issued and outstanding Class A and Class B common stock. On January 2, 2018, the Company was advised by FINRA to resubmit its request as a forward stock split instead of a stock dividend.

On January 4, 2018, the Company’s Board of Directors approved a 4 for 1 forward stock split for holders of record on January 10, 2018 of the Company’s issued and outstanding shares of Class A and Class B common stock. For each share of Class A common stock held, stockholders were to receive an additional 3 shares of Class A common stock, For each share of Class B common stock held, stockholders were to receive an additional 3 shares of Class B common stock. On January 18, 2018, the Company’s Board of Directors decided to cancel the proposed 4-for-1 forward stock split.

On January 5, 2018, the Securities and Exchange Commission announced the temporary suspension of trading in the Company’s securities from January 8, 2018 to January 22, 2018 because of (i) questions regarding the accuracy of assertions, since at least September 2017, by the Company in filings with the Commission regarding the Company’s business operations; and (ii) concerns about recent, unusual and unexplained market activity in the Company’s Class A common stock since at least November 2017.

On January 8, 2018, the Company and its Chief Executive Officer Tony Liu agreed to settle $100,000 of the debt due Tony Liu in exchange for the Company’s issuance to Tony Liu of 35,000,000 shares of preferred stock to be designated with voting rights equal to 35% of the total voting power of all classes of capital stock. Mr. Liu also agreed to continue to loan the Company money to keep it operational for the next 12 months.

On January 10, 2018, the Company announced that the Hong Kong Special Administrative Region (“HKSAR”) approved in principle a grant of up to HK 3,018,750 (approximately $386,000) to assist in financing a project entitled “Blockchain-Based Food and Drug Counterfeit Detection and Regulatory System” to be jointly developed by UBI Hong Kong and The Hong Kong Polytechnic University (“HKPU”). The related agreement also provides for UBI Hong Kong to contribute up to HK$3,018,750 (approximately $386,000) to the project cost in installments with the first installment of HK$561,198 (approximately $72,000) due upon HKSAR’s signing of the agreement. The project is expected to be completed by November 14, 2019. To date, under the signed agreement received from HKSAR on January 5, 2018 funding of the first installments by HKSAR and UBI Hong Kong has not yet occurred.

NOTE 12 – SUBSEQUENT EVENTS

On October 2, 2017, the Company issued a total of 82,000 shares of Class A common stock to 4 individuals associated with the Company’s law firm for legal services rendered.

In September 2017, Nova entered into two lease agreements for office space in Shenzhen China. The first lease provides for monthly rent of RMB 12,353 or approximately $1,875 per month, and expires September 2020. The second lease provides for monthly rent of RMB 8,964 or approximately $1,320 per month and expires September 2019.